EXPLANATORY NOTE

Attached for filing pursuant to Rule 497 under the Securities Act of 1933, as amended, are exhibits containing risk/return summary information in the eXtensible Business Reporting Language (XBRL) format that reflect the risk/return summary information included in the Prospectus for the Active M U.S. Equity Fund, filed pursuant to Rule 497 on May 2, 2016 (accession number 0001193125-16-572902). Such Prospectus is incorporated by reference into this Rule 497 document.